Goodwill - Goodwill by Segment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Goodwill [Line Items]
Goodwill, Beginning balance	$ 2,122	$ 2,095
Acquisitions	20	122
Foreign exchange and other	(111)	(95)
Goodwill, Ending balance	2,031	2,122
Body Exteriors & Structures [Member]
Goodwill [Line Items]
Goodwill, Beginning balance	471	478
Acquisitions	0	0
Foreign exchange and other	(23)	(7)
Goodwill, Ending balance	448	471
Power & Vision [Member]
Goodwill [Line Items]
Goodwill, Beginning balance	1,269	1,320
Acquisitions	0	29
Foreign exchange and other	(71)	(80)
Goodwill, Ending balance	1,198	1,269
Seating Systems [Member]
Goodwill [Line Items]
Goodwill, Beginning balance	270	176
Acquisitions	0	93
Foreign exchange and other	(10)	1
Goodwill, Ending balance	260	270
Complete Vehicles [Member]
Goodwill [Line Items]
Goodwill, Beginning balance	112	121
Acquisitions	0	0
Foreign exchange and other	(7)	(9)
Goodwill, Ending balance	105	112
Corporate Segment [Member]
Goodwill [Line Items]
Goodwill, Beginning balance	0	0
Acquisitions	20	0
Foreign exchange and other	0	0
Goodwill, Ending balance	$ 20	$ 0